LORD ABBETT AFFILIATED FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:      Lord Abbett Affiliated Fund, Inc. (the “Registrant”)

1933 Act File No. 002-10638

1940 Act File No. 811-00005

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 103 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 27, 2012.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4226.

Sincerely yours,
/s/ Judy Krebs
Judy Krebs
Paralegal
Lord, Abbett & Co. LLC